Financial Instruments and Risk Management - Capital Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total Debt [abstract]
Long-term debt, including the current portion (net of unamortized transaction costs)	$ 52,355	$ 69,999
Current assets	(78,994)	(81,758)
Current liabilities	28,007	31,119
Total Capital [Abstract]
Net debt obligations	1,368	19,360
Shareholders’ equity	220,291	210,007
Total capital	$ 221,659	$ 229,367